Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Cash flows from operating activities
Net income	₩ 3,369,074	$ 2,673,444	₩ 2,762,279	₩ 1,515,249
Adjustments to net income
Income tax expense	1,178,496	935,166	924,766	486,002
Interest income	(14,654,549)	(11,628,748)	(9,894,749)	(9,523,853)
Interest expense	5,957,970	4,727,798	2,909,028	3,525,341
Dividend income	(159,982)	(126,950)	(309,211)	(138,543)
Adjustments to net income (sub-total)	(7,678,065)	(6,092,734)	(6,370,166)	(5,651,053)
Additions of expenses not involving cash outflows:
Loss on financial instruments at FVTPL	815,706	647,283	16,869	44,863
Loss on financial assets at FVTOCI	23,836	18,914	15,812	787
Impairment losses due to credit loss	885,272	702,485	536,838	784,371
Loss on other provisions	37,493	29,752	85,690	232,680
Retirement benefit	165,063	130,981	177,303	174,628
Depreciation and amortization	929,311	737,432	791,896	535,548
Net loss on foreign currency translation	0	0	109,668	191,504
Loss on derivatives (designated for hedge)	250,268	198,594	93,084	82,746
Loss on fair value hedge	0	0	1,947	68,508
Loss on valuation of investments in joint ventures and associates	28,861	22,902	19,816	24,525
Loss on disposal of investments in joint ventures and associates	3,690	2,928	174	0
Loss on disposal of premises and equipment, intangible assets and other assets	3,177	2,521	3,354	2,717
Impairment loss on premises and equipment, intangible assets and other assets	260	207	656	8,763
Additions of expenses not involving cash outflows (sub-total)	3,142,937	2,493,999	1,853,107	2,151,640
Deductions of income not involving cash inflows:
Gain on financial assets at FVTOCI	(2,338)	(1,855)	(48,436)	(24,925)
Gain on other provisions	(55,327)	(43,904)	(1,591)	(2,450)
Net profit on foreign currency translation	(3,180)	(2,523)	0	0
Gain on derivatives (designated for hedge)	(71,179)	(56,483)	(61,271)	(67,395)
Gain on fair value hedge	(257,910)	(204,658)	(106,253)	(9,646)
Gain on valuation of investments in joint ventures and associates	(98,858)	(78,446)	(82,012)	(125,602)
Gain on disposal of investments in joint ventures and associates	(599)	(475)	(70,834)	(3,470)
Gain on disposal of premises and equipment, intangible assets and other assets	(55,852)	(44,320)	(51,083)	(9,715)
Reversal of impairment loss on premises and equipment, intangible assets and other assets	(310)	(246)	(166)	(172)
Profit from bargain purchase	0	0	0	(67,427)
Other income	(15,879)	(12,602)	(35,717)	(20,600)
Deductions of income not involving cash inflows (sub-total)	(561,432)	(445,512)	(457,363)	(331,402)
Changes in operating assets and liabilities:
Financial instruments at FVTPL	(1,647,572)	(1,307,389)	42,498	(875,076)
Loans and other financial assets at amortized cost	(5,986,828)	(4,750,697)	(32,419,399)	(26,617,542)
Other assets	(1,314,877)	(1,043,388)	(983,680)	(89,918)
Deposits due to customers	23,536,088	18,676,470	23,830,469	27,378,173
Provisions	(24,041)	(19,077)	(12,278)	(184,112)
Net defined benefit liability	(133,421)	(105,872)	(109,778)	(214,741)
Other financial liabilities	(2,514,238)	(1,995,110)	9,518,506	(2,694,701)
Other liabilities	83,559	66,306	67,802	(8,150)
Changes in operating assets and liabilities (sub-total)	11,998,670	9,521,243	(65,860)	(3,306,067)
Cash received (paid) from operating activities:
Interest income received	14,189,016	11,259,337	9,351,055	9,558,119
Interest expense paid	(4,965,594)	(3,940,322)	(3,016,841)	(4,008,001)
Dividends received	159,993	126,958	309,071	138,562
Income tax paid	(1,030,480)	(817,712)	(565,539)	(315,422)
Cash received from operating activities (sub-total)	8,352,935	6,628,261	6,077,746	5,373,258
Net cash inflow (outflow) from operating activities	18,624,119	14,778,701	3,799,743	(248,375)
Cash in-flows from investing activities [Abstract]
Disposal of financial instruments at FVTPL	9,502,271	7,540,288	10,361,751	6,605,483
Disposal of financial assets at FVTOCI	21,717,266	17,233,190	21,645,907	20,527,695
Redemption of securities at amortized cost	5,872,961	4,660,340	6,425,062	5,661,472
Disposal of investments in joint ventures and associates	249,763	198,193	195,758	410,940
Disposal of investment properties	2,061	1,635	0	353
Disposal of premises and equipment	44,839	35,581	2,890	22,828
Disposal of intangible assets	978	776	846	634
Disposal of assets held for sale	52,417	41,594	93,756	0
Net increase of other assets	62,386	49,506	66,305	26,642
Cash in-flows from investing activities (sub-total)	37,504,942	29,761,103	38,792,275	33,256,047
Cash out-flows from investing activities [Abstract]
Net cash out-flows of business combination	0	0	0	(313,058)
Net cash out-flows from obtaining control	(378,394)	(300,265)	(1,638)	0
Acquisition of financial instruments at FVTPL	(10,274,187)	(8,152,822)	(11,840,524)	(8,082,824)
Acquisition of financial assets at FVTOCI	(16,110,501)	(12,784,083)	(30,522,971)	(23,044,741)
Acquisition of securities at amortized cost	(16,873,194)	(13,389,299)	(6,435,692)	(2,380,448)
Acquisition of investments in joint ventures and associates	(143,345)	(113,748)	(400,172)	(550,619)
Acquisition of investment properties	0	0	0	(76,588)
Acquisition of premises and equipment	(172,876)	(137,181)	(119,255)	(149,341)
Acquisition of intangible assets	(174,749)	(138,668)	(138,882)	(114,854)
Changes in subsidiaries	(346,386)	(274,866)	0	0
Cash out-flows from investing activities (sub-total)	(44,473,632)	(35,290,932)	(49,459,134)	(34,712,473)
Net cash outflow from investing activities	(6,968,690)	(5,529,829)	(10,666,859)	(1,456,426)
Cash in-flows from financing activities [Abstract]
Net cash in-flows from hedging activities	54,569	43,302	6,987	0
Net increase in borrowings	2,881,675	2,286,681	3,199,712	2,033,851
Issuance of debentures	23,402,694	18,570,619	32,674,966	23,082,798
Net increase of other liabilities	513	407	3,489	3,971
Issuance of hybrid securities	1,167,283	926,268	399,015	897,822
Paid-in capital increase on non-controlling interests	0	0	1,623	45,749
Net increase in non-controlling equity liabilities	1,847	1,466	10,685	0
Cash in-flows from financing activities (sub-total)	27,508,581	21,828,743	36,296,477	26,064,191
Cash out-flows from financing activities [Abstract]
Net cash out-flows from hedging activities	0	0	0	(5,409)
Redemption of debentures	(23,887,568)	(18,955,378)	(25,781,305)	(22,168,962)
Redemption of lease liabilities	(187,531)	(148,811)	(177,593)	(204,794)
New stock issue cost	0	0	(140)	0
Acquisition of treasury stocks	0	0	(3,757)	0
Dividends paid	(654,996)	(519,756)	(368,357)	(505,587)
Redemption of hybrid securities	(643,000)	(510,236)	(587,650)	(598,850)
Dividends paid on hybrid securities	(205,751)	(163,269)	(211,173)	(211,277)
Dividends paid to non-controlling interest	(9,949)	(7,895)	(9,391)	(2,071)
Changes in non-controlling interests	0	0	(81,410)	0
Cash out-flows from financing activities (sub-total)	(25,588,795)	(20,305,345)	(27,220,776)	(23,696,950)
Net cash inflow from financing activities	1,919,786	1,523,398	9,075,701	2,367,241
Effects of exchange rate changes on cash and cash equivalents	30,860	24,489	1,061,251	(1,072,912)
Net increase (decrease) in cash and cash equivalents	13,606,075	10,796,759	3,269,836	(410,472)
Cash and cash equivalents, beginning of the period	20,613,073	16,356,985	17,343,237	17,753,709
Cash and cash equivalents, end of the period	₩ 34,219,148	$ 27,153,744	₩ 20,613,073	₩ 17,343,237